Provision for Income taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of unrecognized tax benefits
Beginning balance	$ 18,237	$ 14,943	$ 8,356
Additions based on tax positions related to prior years	2,034	3,140	6,448
Additions based on tax positions related to current year	1,686	256	261
Reductions based on settlement with government authority	(241)	0	0
Reductions based on lapse of statute of limitations	(378)	(102)	(122)
Reductions based on tax positions related to prior years	(790)	0	0
Ending balance	$ 20,548	$ 18,237	$ 14,943